Shareholder Fees	Apr. 17, 2026 USD ($)
Teucrium xETFs 2x Long Daily BNB ETF | Teucrium xETFs 2x Long Daily BNB ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0